Fair value of financial assets and liabilities - Text Details (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
EPDSolutionsLtd[Member]
Fair value of financial assets and liabilities - Text Details (Detail) [Line Items]
Percentage points increase for every milestone	10.00%
Percentage points decrease for every milestone	(10.00%)
Basis points increase in discount rate	100
Basis points decrease in discount rate	100
Bottom of range [member] | EPDSolutionsLtd[Member]
Fair value of financial assets and liabilities - Text Details (Detail) [Line Items]
Milestones and discount rates	3.00%
Bottom of range [member] | EPDSolutionsLtd[Member] | Discount rates [member]
Fair value of financial assets and liabilities - Text Details (Detail) [Line Items]
Change in fair value of contingent consideration	(3.00%)
Bottom of range [member] | EPDSolutionsLtd[Member] | Milestone [member]
Fair value of financial assets and liabilities - Text Details (Detail) [Line Items]
Change in fair value of contingent consideration	(4.00%)
Top of range [member] | EPDSolutionsLtd[Member]
Fair value of financial assets and liabilities - Text Details (Detail) [Line Items]
Milestones and discount rates	4.00%
Top of range [member] | EPDSolutionsLtd[Member] | Discount rates [member]
Fair value of financial assets and liabilities - Text Details (Detail) [Line Items]
Change in fair value of contingent consideration	3.00%
Top of range [member] | EPDSolutionsLtd[Member] | Milestone [member]
Fair value of financial assets and liabilities - Text Details (Detail) [Line Items]
Change in fair value of contingent consideration	3.00%
Combined Lumileds and Automotive Lighting businesses [Member] | Level 3 of fair value hierarchy [member]
Fair value of financial assets and liabilities - Text Details (Detail) [Line Items]
Financial assets measured at fair value through other comprehensive income	€ 112
Financial assets available-for-sale		€ 243
Instantaneous increase in assumed earnings	10.00%
Increase in fair value of the asset when earnings increase	60.00%
Instantaneous decrease in assumed earnings	(10.00%)
Decrease in fair value of the asset when earnings decrease	(47.00%)
Instantaneous increase in valuation multiples	10.00%
Increase in fair value of the asset when valuation multiples increase	34.00%
Instantaneous decrease in valuation multiples	(10.00%)
Decrease in fair value of the asset when valuation multiples decrease	30.00%